Finance income and costs	12 Months Ended
Dec. 31, 2018
Finance Income And Costs [Abstract]
Finance income and costs
9.	Finance income and costs

	2018	2017	2016
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 22)	376	97	23
Interest income	25	19	5
Other financial income	11	2	—
Foreign exchange gains	43	—	124
Total	455	118	152
Finance costs
Fair value movements on derivative liabilities (Note 22)	(360)	(303)	(48)
Fair value movements on Convertible Notes (Note 22)	(201)	(524)	(245)
Interest, bank fees and other costs	(6)	(4)	(5)
Foreign exchange losses	(17)	(143)	(38)
Total	(584)	(974)	(336)